Liquidity and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Liquidity and Going Concern [Abstract]
LIQUIDITY AND GOING CONCERN

NOTE 3 — LIQUIDITY AND GOING CONCERN

The accompanying unaudited condensed consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. They do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

For the nine months ended September 30, 2024, the Company reported net loss of $28,849,026 and net cash outflows from operating activities of $20,742,386. As of September 30, 2024, the Company had a working capital deficit of $40,488,317 and a stockholders’ deficit of $5,858,781.

The Company has determined that the prevailing conditions and ongoing liquidity risks encountered by the Company raise substantial doubt about the ability to continue as a going concern for at least one year following the date these unaudited condensed consolidated financial statements are issued. The ability to continue as a going concern is dependent on the Company’s ability to successfully implement its current operating plan and fund-raising exercises. The Company believes that it will be able to grow its revenue base and control expenditures. In parallel, the Company will monitor its capital structure and operating plans and search for potential funding alternatives in order to finance the development activities and operating expenses. The Company is continuing its plan to further grow and expand operations and seek sources of capital to pay the contractual obligations as they come due. To access capital to fund operations or provide growth capital, the Company will need to raise capital in one or more debt and/or equity offerings.

However, the Company cannot predict the exact amount or timing of the alternatives or guarantee those alternatives will be favorable to its stockholders. Any failure to obtain financing when required will have a material adverse impact on the Company’s business, operation and financial result. Please refer to the Company's Annual Report on Form 10-K for the year ended December 31, 2023, as filed on March 28, 2024, for further information about the liquidity and going concern.

NOTE 4 — LIQUIDITY AND GOING CONCERN CONSIDERATION

The accompanying consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates continuity of operations, realization of assets, and liquidation of liabilities in the normal course of business. They do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

For the year ended December 31, 2023, the Company reported net loss of $49,206,019 and net cash outflows from operating activities of $42,282,159. As of December 31, 2023, the Company had a working capital deficit of $22,221,171, an accumulated deficit of $65,601,152 and cash and cash equivalents of $1,861,223.

The Company has determined that the prevailing conditions and ongoing liquidity risks encountered by the Company raise substantial doubt about the ability to continue as a going concern for at least one year following the date these consolidated financial statements are issued. The ability to continue as a going concern is dependent on the Company’s ability to successfully implement its current operating plan and fund-raising exercises. The Company believes that it will be able to grow its revenue base and control expenditures. In parallel, the Company will monitor its capital structure and operating plans and search for potential funding alternatives in order to finance the development activities and operating expenses. These alternatives may include borrowings, raising funds through public equity or debt markets. However, the Company cannot predict the exact amount or timing of the alternatives, or guarantee those alternatives will be favorable to its shareholders. Any failure to obtain financing when required will have a material adverse impact on the Company’s business, operation and financial result.

Certain funding alternatives have been carried by the Company, as follows:

1.	On September 7, 2023, the Company entered into an equity purchase agreement with Williamsburg Venture Holdings, LLC (“Williamsburg”), an independent third party to agree to invest up to $50 million over a 36-month period (see Note 17).

2.	On November 7, 2023, the Company entered into private placement binding term sheets with an institutional investor, the Company’s Chief Executive Officer, Mr. Ng Wing Fai, and the Company’s management team pursuant to which the Company will receive gross proceeds of approximately $5,128,960, in consideration of (i) 7,349,200 ordinary shares of the Company, and (ii) warrants to purchase up to 1,469,840 Ordinary Shares at a purchase price of $0.70 per ordinary share and associated warrants. As of December 31, 2023, the Company received the proceeds of $1,850,310 (see Note 17).

The above funding alternatives were not enforceable and were subject to being exercised the rights by the counterparties. With these funding initiatives, the Company believes that it would be able to strengthen its financial position, improve its liquidity, and enhance its ability to navigate the challenging market conditions.